15. COMMITMENTS	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 15. COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2013	$87,493
2014	294,160
2015	213,908
2016	216,604
2017	90,251
$902,416

The Company incurred lease expense of $291,099 (September 30, 2012 – $293,871) for the nine months ended September 30, 2013.